Long-term debt (Tables)	12 Months Ended
Mar. 25, 2023
Debt Disclosure [Abstract]
Summary of Long-Term Debt
(a)	Long-term debt consists of the following:

	As of
	March 25, 2023	March 26, 2022
	(In thousands)
Term loan from SLR Credit Solutions, bearing interest at an annual rate of CDOR plus 7.75%, repayable at maturity in December 2026, secured by the assets of the Company (net of deferred financing costs of $247,000 and $314,000, respectively). Refer to Note 6 for additional information.	12,253	12,186
$10 million term loan from Investissement Québec, bearing interest at an annual rate of 3.14%, repayable in 60 equal payments beginning in July 2021 (net of deferred financing costs of $8,000 and $20,000, respectively).	6,825	8,816
$0.4 million term loan from Business Development Bank of Canada, bearing bearing interest at an annual rate of 8.3% repayable in 72 monthly payments beginning in May 2021.	303	374
USD $1.5 million cash advance owing to the Company’s controlling shareholder, Montel, bearing interest at an annual rate of 11%, net of with holding taxes (Note 14(c))	2,064	1,875
Obligations under finance leases, at annual interest rates between 2.2% and 3.9%, secured by leasehold improvements, furniture, and equipment, maturing at various dates to June 2025.	175	249
Eligible borrowing amount of up to $4.3 million loan from Investissement Québec, bearing interest at an annual rate of 1.41%, repayable in 60 equal payments beginning in June 2027 (net of deferred financing costs of $56,000)	2,690	—
	24,313	23,500
Current portion of long-term debt	2,133	2,129

	$22,180	$21,371

Summary of Future Minimum Lease Payments for Finance Leases
(d)	Future minimum lease payments for finance leases required in the following five years are as follows (in thousands):

Year ending March:
2024	$62
2025	64
2026	52
2027	—
2028	—

178
Less imputed interest	3

$175

Summary of Principal Payment on Long Term Debt Including Obligation Under Finance Lease
(e)	Principal payments on long-term debt required in the following five years and thereafter, including obligations under finance leases, are as follows (in thousands):

Year ending March:
2024	$2,133
2025	2,135
2026	2,123
2027	13,093
2028	475
Thereafter	4,354

$24,313